PRIVATE PLACEMENT (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 10,000,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	2,000,000	2,000,000
Aggregate purchase price	$ 2,000,000	$ 2,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	8,000,000	8,000,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 8,000,000	$ 8,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	8,000,000	8,000,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 8,000,000	$ 8,000,000